LEASES (Tables)	6 Months Ended
Jun. 30, 2025
Presentation of leases for lessee [abstract]
Summary of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities
Below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the periods presented:

	Right-of-Use Assets	Lease Liabilities
As of January 1, 2025	4,632	5,032
Additions including adjustments arising as a result of an extension of lease term	509	509
Amortization of right-of-use assets	(570)	—
Interest expense	—	152
Payments	—	(615)
Translation differences	192	215
As of June 30, 2025	4,763	5,293
As of January 1, 2024	1,460	1,723
Additions	3,982	3,982
Amortization of right-of-use assets	(285)	—
Interest expense	—	89
Payments	—	(343)

Translation differences	115	110
As of June 30, 2024	5,272	5,561

Summary of Expense Relating to Payments Not Included in Measurement of Lease Liability
The expense and cash paid relating to payments not included in the measurement of the lease liability was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Short-term leases (Note 20)	10	126	49	280